UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

                  Name:     Lockwood Advisors, Inc.
                  Address:  10 Valley Stream Parkway, Malvern, PA 19355


Form 13F File Number:      28-11769


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

                  Name:    Elizabeth C. Detwiler
                           Lockwood Advisors, Inc.
                  Title:   Assistant Secretary
                  Phone:   (610) 695-9150

                  Signature, Place, and Date of Signing:


/s/ Elizabeth C. Detwiler           Malvern, PA              April 20, 2006
        Signature                   City, State                 Date

Report Type: (Check only one.):

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


         Form 13F File Number          Name

         28-04558                      Parametric Portfolio Associates

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                                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:   8

Form 13F Information Table Entry Total:   $163,164,000




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number                 Name
 1                                            The Bank of New York Co., Inc.


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

            COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5  COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE   SHRS OR  SH/  PUT/ INVESTMENT    OTHER
         NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED      NONE

ISHARES TR 1-3 YR TRES          COMMON    464287457  18,770     234,666  SH         DEFINED       1                        234,666
ISHARES TR LEHMAN AGG           COMMON    464287226  31,368     316,598  SH         DEFINED       1                        316,598
ISHARES TR MSCI EAFE            COMMON    464287465  15,588     240,112  SH         DEFINED       1                        240,112
ISHARES TR RUSSELL 1000         COMMON    464287598  13,272     181,546  SH         DEFINED       1                        181,546
ISHARES TR RUSSELL 2000         COMMON    464287655   2,465      32,460  SH         DEFINED       1                         32,460
ISHARES TR RUSSELL MIDCAP       COMMON    464287499  27,737     292,994  SH         DEFINED       1                        292,994
SPDR TR UNIT SER 1              COMMON    78462F103  52,505     404,420  SH         DEFINED       1                        404,420
VANGUARD INDEX TR REIT          COMMON    922908553   1,454      21,412  SH         DEFINED       1                         21,412



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